INCOME TAXES - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
US	$ (942,297)	$ 182,258	$ (69,819)
Foreign	35,869	53,118	61,047
Total income (loss) before income taxes	$ (906,428)	$ 235,376	$ (8,772)